Financial assets and liabilities	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial assets and liabilities

12	Financial assets and liabilities

12.1	Financial assets

	2024	2023
At amortized cost
Trade receivables	631,846	585,923
Dividends receivable	1,628	1,668
	633,474	58,759
Current	597,526	548,106
Non-current	35,948	39,485

12.2	Financial liabilities

	2024	2023
At amortized cost
Trade payables	128,080	108,222
Loans and financing	2,195,161	1,800,775
Lease liabilities	978,336	874,569
Accounts payable to selling shareholders	215,819	530,915
	3,517,396	3,314,481
Current	690,395	642,872
Non-current	2,827,001	2,671,609

	2024	2023
At fair value
Accounts payable to selling shareholders (earn-outs)	20,067	35,952
Accounts payable to selling shareholders (Unidom)	294,886	-
	314,953	35,952
Current	32,137	35,498
Non-current	282,816	454

12.2.1	Loans and financing

Financial institution	Currency	Interest rate	Maturity	2024	2023

Banco Itaú Unibanco S.A. (a)	Brazilian real	CDI + 1.90% p.y.	2025	309,496	412,880
FINEP (b)	Brazilian real	TJLP p.y.	2027	8,209	11,193
Banco Itaú Unibanco S.A. (c)	Brazilian real	CDI + 1.75% p.y.	2024	-	21,405
Softbank (d)	Brazilian real	6.5% p.y.	2026	845,492	825,957
Debentures (e)	Brazilian real	CDI + 1.80% p.y.	2028	526,946	529,340
IFC (f)	Brazilian real	CDI + 1.20% p.y.	2030	505,018	-
				2,195,161	1,800,775
Current				363,554	179,252
Non-current				1,831,607	1,621,523

(a) On October 1, 2020, Afya Brazil entered into a loan with Banco Itaú Unibanco S.A. in the amount of R$500,000 adjusted by the CDI rate plus an interest rate of 1.62% per year and is repayable in three installments in October 2022, April 2023 and October 2023. On September 28, 2022, Afya Brazil signed an amendment with Banco Itaú Unibanco S.A in order to extend its debt profile, postponing the original repayments dates from 2022 and 2023 to 2023, 2024 and 2025. Due to such extension, the spread over CDI rate increased from 1.62% p.y to 1.90% p.y.

This agreement has financial covenants and the Company should not reduce its EBITDA by 50% or more year over year. As of December 31, 2024, the Company is compliant with all obligations set forth in this agreement.

(b) On July 23, 2019, Medcel entered into a loan of R$16,153 with Financiadora de Estudos e Projetos (FINEP), a governmental agency focused on financing investments on R&D, which has an interest rate based on TJLP (Long term interest rate), and maturity in 2027. The first and second tranches of R$6,734 and R$4,130, respectively, were drawdown in October 2019 and December 2020, respectively, and additional tranches were drawdown in March and June 2023 totaling R$5,288 in order to develop the Medical web series and other digital content. There is no financial covenant related to this agreement. The total balance is guaranteed by a bank financial guarantee.

(c) On October 28, 2020, UnifipMoc entered into a loan with Banco Itaú Unibanco S.A. in the amount of R$30,000. On June 30, 2021, this agreement was amended to be adjusted by the CDI rate plus an interest rate of 1.75% per year. The loan was fully paid in three installments in July 2023, January 2024 and July 2024.

(d) On April 26, 2021, the Company issued and sold 150,000 shares of perpetual convertible preferred shares designated as Series A perpetual convertible preferred shares, with a par value of US$0.00005 per share of Afya for US$150,000 thousands, equivalent to R$821,805 on the issuance date. The Series A perpetual convertible preferred shares is a class of equity security that ranks senior to the common shares with respect to dividend rights or rights upon liquidation.

Each Series A perpetual convertible preferred share is entitled to a cash dividend of 6.5% per annum and is convertible, at the holder’s discretion, into the Company’s Class A common shares at an initial conversion price of US$25.35. The Company may require the conversion of any or all of the Series A perpetual convertible preferred shares at any time on or after the three-year anniversary of the original issuance date if the closing price of Afya’s Class A common shares is equal or above 150% of the conversion rate for at least 20 trading days during any period of 30 consecutive trading days. The Company has the right to redeem any or all of the Series A perpetual convertible preferred shares for cash, shares of its common shares or a combination thereof at its election, with a 5% premium, at any time on or after the seven-year anniversary of the original issuance date as determined in the certificate of designation. On or after the five-year anniversary of the original issuance date, the holders of the Series A convertible perpetual preferred shares shall have the right to redeem all or any of the outstanding Series A convertible perpetual preferred shares for cash, the Company’s common shares or a combination thereof, with a 5% premium (at the Company’s election, subject to certain conditions) to be determined in the certificate of designations. The 5% premium is deemed as part of the effective interest rate and recognized on a pro-rata basis to date of the five-year anniversary of the original issuance date. Upon the occurrence of a change of control, the holders will have the right to redeem their Series A convertible perpetual preferred shares for cash at a price set forth in the certificate of designations.

The Series A convertible perpetual preferred shares will be entitled with the same voting rights of the common shares only when converted into it.

The Company determined that the Series A perpetual convertible preferred shares should be classified as financial liability at amortized cost upon their issuance since is redeemable primarily according to the decision of the holder and there is a contractual obligation to deliver assets (cash, shares of its common shares or a combination thereof) that could not be avoided by the Company in an event of redemption. The financial liability is denominated in Brazilian Reais and not subject to foreign currency changes.

In addition, as the entire instrument is classified as a liability, the embedded put option to redeem the Series A perpetual convertible preferred shares for cash is an embedded derivative. The embedded derivative will not be treated separately once the exercise price of the option is closely related to the host contract.

The initial transaction costs that are directly attributable to the issuance of Series A perpetual convertible preferred shares were measured at fair value together with the financial liability on initial measurement. The transaction costs totaled R$13,030, including legal counsels and advisors.

(e) On December 16, 2022, Afya Brazil issued 500,000 simple, non-convertible, unsecured debentures in a single series, each with a par value of R$1, totaling an aggregate amount of R$500,000, in a public distribution with restricted placement efforts in the Brazilian market, under the terms of the Brazilian Securities Commission (CVM) Rule No. 476. The debentures were issued with a maturity date of January 15, 2028, with the principal to be amortized in two equal installments payable on January 15, 2027 and January 15, 2028, corresponding to the fourth and fifth years of the transaction, respectively. The debentures bear interest at 100% of the CDI rate (the average of interbank overnight rates in Brazil, based on 252 business days) plus 1.80% per year, payable semi-annually on January 15 and July 15 of each year, until the maturity date.

Afya Brazil is subject to certain obligations including financial covenants, and the Company shall maintain net debt (excluding Softbank transaction and lease liabilities) to adjusted EBITDA ratio below or equal to 3.0 x, at the end of each fiscal year, until maturity date. Adjusted EBITDA considers net income plus (i) income taxes expenses, (ii) net financial result (excluding interest expenses on lease liabilities), (iii) depreciation and amortization expenses (excluding right-of-use assets depreciation expenses), (iv) share-based compensation expenses, (v) share of income of associate, (vi) interest received and (vii) non-recurring expenses. As of December 31, 2024, the Company is compliant with all obligations set forth in this financing.

The transaction costs that are directly attributable to the issuance of debentures were measured at fair value together with the financial liability on initial measurement. The transaction costs totaled R$3,115, including legal counsels and advisors.

(f) On August 7, 2024, Afya Brazil entered into a loan agreement with International Finance Corporation ("IFC") to support its expansion program, through acquisitions. The financing is IFC’s first sustainability-linked loan based on social targets in the education sector. The pricing of IFC’s loan will be linked to Afya reaching performance target levels in selected social key performance indicators encompassing free medical consultations for the community and quality of education according to Brazil’s Ministry of Education criteria (“Sustainability KPIs”). According to the financing terms, IFC will loan up to R$500,000, which shall be repaid in seven equal semi-annual installments starting in April 2027. The interest rate is the Brazilian CDI rate plus 1.20%, and it may be reduced by 15 bps if the Sustainability KPIs are achieved.

Afya Brazil is subject to certain obligations including financial covenants, and the Company shall maintain, as of the last day of each quarter of each financial year, net debt (excluding Softbank transaction and lease liabilities) to Adjusted EBITDA ratio below or equal to 3.0 x, at the end of each fiscal year, until the maturity date. Adjusted EBITDA considers net income plus (i) income taxes expenses, (ii) net financial result (excluding interest expenses on lease liabilities), (iii) depreciation and amortization expenses (excluding right-of-use assets depreciation expenses), (iv) share-based compensation expenses, (v) share of income of associate, (vi) interest received and (vii) non-recurring expenses. As of December 31, 2024, the Company is compliant with all obligations set forth in this financing.

12.2.2	Leases

The Company has lease contracts for properties. The lease contracts generally have maturities in the lease terms between five and 30 years. There are no sublease or variable payments in-substance lease agreements in the period.

The carrying amounts of right-of-use assets and lease liabilities as of December 31, 2024, 2023 and 2022 and the movements during the years are shown below:

	Right-of-use assets			Lease liabilities
	2024	2023	2022	2024	2023	2022

Opening balance	767,609	690,073	663,686	874,569	769,525	714,085
Additions	37,671	7,328	42,250	37,671	7,328	42,250
Remeasurement	80,226	70,387	58,623	80,226	70,387	58,623
Business combinations	28,989	65,408	-	28,989	65,408	-
Depreciation expense	(70,294)	(63,118)	(54,684)	-	-	-
Interest expense	-	-	-	111,966	100,849	88,571
Payments of principal (i)	-	-	-	(41,221)	(31,473)	(28,511)
Payments of interest (i)	-	-	-	(111,605)	(103,911)	(85,001)
Write-off (ii)	(1,982)	(2,469)	(19,802)	(2,259)	(3,544)	(20,492)
Closing balance	842,219	767,609	690,073	978,336	874,569	769,525

Balances:	2024	2023	2022	2024	2023	2022
Current	-	-	-	45,580	36,898	32,459
Non-current	842,219	767,609	690,073	932,756	837,671	737,066

(i)	Payments of principal and interest from lease liabilities are included in cash flows from financing activities.
(ii)	Refers to early termination of real estate lease contracts.

The Company recognized lease expense from short-term leases and low-value assets of R$11,207 for the year ended December 31, 2024 (R$10,871 and R$12,153 for the years ended December 31, 2023 and 2022, respectively).

12.2.3	Accounts payable to selling shareholders

	Interest rate	2024	2023
Accounts payable at amortized cost
IPEMED (a)	CDI	-	12,805
UniRedentor (b)	CDI	-	27,155
UniSL (c)	CDI	-	15,064
FCMPB (d)	CDI	-	63,168
Unigranrio (e)	CDI	90,543	156,235
DelRey (f)	Selic	125,276	256,488
Accounts payable at fair value
Medical Harbour (earn-out) (g)	-	-	3,000
Shosp (earn-out) (h)	-	454	454
Além da Medicina (earn-out) (i)	-	9,600	18,325
CardioPapers (earn-out) (j)	-	10,013	14,173
Unidom (k)	CDI	294,886	-
		530,772	566,867
Current		185,318	353,998
Non-current		345,454	212,869

	2024	2023	2022

Opening balance	566,867	528,678	679,826
Additions - Consideration to be transferred on business combinations	279,989	234,000	27,921
Acquisition of licenses	-	-	24,408
Payments of principal (i)	(290,067)	(225,460)	(236,760)
Payments of interest (i)	(78,931)	(55,989)	(24,428)
Interest	37,276	85,069	68,064
Reversals	-	-	(10,353)
Remeasurement of earn-outs	15,638	2,556	-
Other	-	(1,987)	-
Closing balance	530,772	566,867	528,678
(i)	Payments of principal and interest from acquisition of subsidiaries are included in cash flows from investing activities.

(a) On May 9, 2019, Afya Brazil acquired 100% of IPEMED. The consideration of R$45,303 was paid in five equal installments of R$9,061, adjusted by the CDI rate, in February 2020, 2021, 2022, 2023 and 2024.

(b) On January 31, 2020, Afya Brazil acquired 100% of UniRedentor. The consideration of R$100,000 was paid in five equal installments from January 2021 through July 2024, adjusted by the CDI rate. The purchase consideration was adjusted by R$4,503 and such amount was deducted from the first installment paid in February 2021.

(c) On May 5, 2020, Afya Brazil acquired 100% of UniSL. The consideration of R$60,456 was paid in three equal installments, adjusted by the CDI rate. The purchase consideration was adjusted by R$7,816 and such amount was deducted from the first installment paid on May 5, 2021.

(d) On November 9, 2020, Afya Brazil acquired 100% of FCMPB. The consideration of R$188,894 was paid in four installments through November 2024, adjusted by the CDI rate.

(e) On August 4, 2021, Afya Brazil acquired 100% of Unigranrio. The adjusted aggregate purchase price was R$618,956 of which 60% was paid in cash on the transaction closing date, and 40% is payable in cash in four equal installments through 2022 to 2025, adjusted by the CDI rate.

(f) On January 2, 2023, Afya Brazil acquired 100% of DelRey. The consideration of R$234,000 is payable in cash in three annual installments of R$134,000 in January 2024, R$50,000 in January 2025 and R$50,000 in January 2026, adjusted by the SELIC rate.

(g) On April 8, 2021, Afya Brazil acquired 100% of Medical Harbour. The earn-out of R$9,000 related to product development goals for 2021 and 2022 and revenue achievements for 2023 was paid in 2024.

(h) On May 13, 2021, Afya Brazil acquired 100% of Shosp which included an earn-out of R$513 paid in August 2023 related to product development and R$454 will be paid until 2026.

(i) On March 4, 2022, Afya Brazil acquired 100% of Além da Medicina and an earn-out of up to R$19,200 is payable in connection with revenue target achievements and product development goals for 2023 and 2024. The purchase consideration was adjusted by R$763 in favor of the selling shareholders. The contingent consideration of R$9,600 is based on the estimated payment considering the facts and circumstances as of December 31, 2024.

(j) On April 5, 2022, Afya Brazil acquired 100% of CardioPapers and an earn-out of up to R$15,000 is payable in connection with revenue target achievements and other goals regarding credentials in the market for 2023 and 2024. The purchase consideration was adjusted by R$333 in favor of Afya. The contingent consideration of R$10,013 is based on the estimated payment considering the facts and circumstances as of December 31, 2024.

(k) On July 1, 2024, Afya Brazil acquired 100% of Unidom. The consideration of R$279,989 is payable in up to ten annual installments, adjusted by the CDI rate, and it is conditioned upon the maintenance of the authorization of the 175 medical school seats in each of the prior year. The contingent consideration is based on the estimated payment considering the facts and circumstances as of December 31, 2024. See Note 4.1.

12.3	Fair values

The table below compares the carrying amounts and fair values of the Company’s financial instruments, other than those carrying amounts that are reasonable approximation of fair values:

	2024		2023
	Carrying amount	Fair value	Carrying amount	Fair value
Financial liabilities
Loans and financing	2,195,161	2,196,152	1,800,775	1,795,752
	2,195,161	2,196,152	1,800,775	1,795,752

The Company assessed that the fair values of trade receivables, other assets, trade payables, accounts payable to selling shareholders and other liabilities approximate their carrying amounts.

The financial instruments for which the fair value are disclosed are based on Level 2 fair value measurement hierarchy. There has been no change in fair value hierarchy during the years ended December 31, 2024 and 2023.

The fair value of interest-bearing loans and financing are determined by using the discounted cash flow (DCF) method using a discount rate that reflects the issuer’s borrowing rate as of the end of the reporting period.

As of December 31, 2024, it is probable that the targets that trigger the contingent considerations payments recognized will be met, including those related to the maintenance and expected approval of the 175 medical school seats of Unidom, considering current stage and development of court proceedings regarding such medical school seats. The fair value of the contingent consideration determined at December 31, 2024 reflects the development, among other factors and the remeasurements charge have been recognized through profit or loss. The own non-performance risk at December 31, 2024 was assessed to be insignificant.

12.4	Financial instruments risk management objectives and policies

The Company’s main financial liabilities comprise loans and financing, lease liabilities, accounts payable to selling shareholders and trade payables. The main purpose of these financial liabilities is to finance the Company’s operations. The Company’s main financial assets include trade receivables and cash and cash equivalents.

The Company is exposed to market risk, credit risk and liquidity risk. The Company monitors market, credit and liquidity risks in line with the objectives of capital management and counts on the support, monitoring and oversight of the Board of Directors in decisions related to capital management and its alignment with the objectives and risks. The Company’s policy is that no trading of derivatives for speculative purposes may be undertaken. The Board of Directors reviews and agrees with policies for managing each of these risks, which are summarized below.

12.4.1	Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company’s exposure to market risk is related to interest rate and foreign currency risk. The sensitivity analysis in the following sections relates to the position as of December 31, 2024.

a) Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s cash equivalents, loans and financing and accounts payable to selling shareholders, with floating interest rates.

Sensitivity analysis

The table below demonstrates the sensitivity to a reasonably possible change in interest on cash equivalents, loans and financing and accounts payable to selling shareholders. With all variables held constant, the Company’s income before income taxes is affected through the impact on floating interest rates, as follows:

	2024	Index	Base rate

Cash equivalents	883,327	CDI	106,358
Loans and financing	(1,341,460)	CDI	(184,413)
Loans and financing	(8,209)	TJLP	(610)
Accounts payable to selling shareholders	(385,429)	CDI	(46,766)
Accounts payable to selling shareholders	(125,276)	Selic	(15,221)
Net exposure			(140,652)

	Increase in basis points
	+75	+150
Net effect on profit before tax	(7,324)	(14,648)

b) Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of exposure will fluctuate because of changes in foreign exchange rates. The Company’s exposure to the risk of changes in foreign exchange rates relates to cash and cash equivalents denominated in U.S. dollars in the amount of R$21,610 as of December 31, 2024 (December 31, 2023: R$23,173).

Sensitivity analysis

The table below demonstrates the sensitivity in the Company’s income before income taxes of a 10% change in the U.S. dollar exchange rate (R$6.1917 to U.S. dollar 1.00) as of December 31, 2024, with all other variables held constant.

	Exposure	+10%	-10%
Cash equivalents	21,610	2,161	(2,161)

12.4.2	Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including cash and cash equivalents.

Customer credit risk is managed by the Company based on the established policy, procedures and control relating to customer credit risk management. Outstanding customer receivables are regularly monitored. See Note 6 for additional information on the Company’s trade receivables.

Credit risk from balances with banks and financial institutions is managed by the Company’s treasury department in accordance with the Company’s policy. Investments of surplus funds are made only with approved counterparties and within limits assigned to each counterparty.

The carrying amounts of its financial assets are the Company’s maximum exposure to credit risk for the components of the statements of financial position on December 31, 2024 and 2023.

12.4.3	Liquidity risk

The Company’s Management has responsibility for monitoring liquidity risk. In order to achieve the Company’s objective, Management regularly reviews the risk and maintains appropriate reserves, including bank credit facilities with first tier financial institutions. Management also continuously monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets and liabilities.

The main requirements for financial resources used by the Company arise from the need to make payments for suppliers, operating expenses, labor and social obligations, loans and financing and accounts payable to selling shareholders.

The tables below summarize the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

As of December 31, 2024	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	128,080	-	-	-	128,080
Loans and financing	526,659	1,494,287	617,818	75,526	2,714,290
Lease liabilities	158,746	303,211	293,178	1,360,107	2,115,242
Accounts payable to selling shareholders	205,322	150,565	99,100	373,498	828,485
	1,018,807	1,948,063	1,010,096	1,809,131	5,786,097

As of December 31, 2023	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	108,222	-	-	-	108,222
Loans and financing	298,981	1,383,255	568,326	-	2,250,562
Lease liabilities	137,735	268,724	255,456	1,261,213	1,923,128
Accounts payable to selling shareholders	387,693	231,478	-	-	619,171
	932,631	1,883,457	823,782	1,261,213	4,901,083

12.5	Changes in liabilities arising from financing activities

	January 1, 2024	Payments of principal	Payments of interest	Additions and remeasurements	Interest	Business combination	Other	December 31, 2024

Loans and financing (i)	1,800,775	(128,696)	(177,192)	491,593	201,472	4,377	2,832	2,195,161
Lease liabilities (i)	874,569	(41,221)	(111,605)	117,897	111,966	28,989	(2,259)	978,336
Dividends payable	-	(18,289)	-	18,289	-	-	-	-
	2,675,344	(188,206)	(288,797)	627,779	313,438	33,366	573	3,173,497

	January 1, 2023	Payments of principal	Payments of interest	Additions and remeasurements	Interest	Business combination	Other	December 31, 2023

Loans and financing (i)	1,882,901	(112,630)	(175,889)	5,288	197,678	-	3,427	1,800,775
Lease liabilities (i)	769,525	(31,473)	(103,911)	77,715	100,849	65,408	(3,544)	874,569
Dividends payable	-	(18,750)	-	18,750	-	-	-	-
	2,652,426	(162,853)	(279,800)	101,753	298,527	65,408	(117)	2,675,344

	January 1, 2022	Payments of principal	Payments of interest	Additions and remeasurements	Interest	Business combinations	Other	December 31, 2022

Loans and financing (i)	1,374,876	(1,791)	(116,587)	496,885	127,559	-	1,959	1,882,901
Lease liabilities (i)	714,085	(28,511)	(85,001)	100,873	88,571	-	(20,492)	769,525
Dividends payable	-	(19,736)	-	19,736	-	-	-	-
	2,088,961	(50,038)	(201,588)	617,494	216,130	-	(18,533)	2,652,426

(i)	Payments of principal and interest from loans and financing and lease liabilities are included in cash flows from financing activities.